Related party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions and balances

11. Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2025, 2024 and 2023:

Name of related parties	Relationship with the Company
Jinjiang Xingminqi Accounting Vocational Training School (“Jinjiang School”)	A company controlled by the Company’s controlling shareholder
Quanzhou City Lichen Accounting Vocational Training School (“Quanzhou School”)	A company controlled by the Company’s controlling shareholder
Mr. Ya Li	Chief Executive Officer, Chairman of the Board

i)	Significant transactions with related parties were as follows:

	For the years ended December 31,
	2025	2024	2023
Provision of marketing, operation and technical support services to Jinjiang School	$-	$-	$48
Provision of marketing, operation and technical support services to Quanzhou School	-	-	60
Processing of academic education applications to Jinjiang School	-	-	101
Processing of academic education applications to Quanzhou School	-	-	107
Sales of teaching and learning materials to Jinjiang School	-	-	74
Sales of teaching and learning materials to Quanzhou School	-	-	49
Online training to Jinjiang School	-	-	28
Online training to Quanzhou School	-	-	16
Total revenues – related parties	$-	$-	$483

ii)	Significant balances with related parties were as follows:

	As of December 31,
	2025	2024
	In thousands of USD
Due to the related party
Ya Li	$-	$866
Total	$-	$866

Balances due to Ya Li are the result of the normal business transactions stated above. The balances were all unsecured, non-interest bearing and payable on demand.